CONSOLIDATED STATEMENTS OF LOSS (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
CONSOLIDATED STATEMENTS OF LOSS
Interest expense and fees associated with related party transaction	$ 220